Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Receivables from government agencies	$ 150	$ 233
Taxes and other government receivables	39	36
Advances	28	26
Prepayments	47	56
Loans and deposits	9	9
Interest receivable	4	1
Derivative instruments	2	5
Other current assets	32	41
Total	$ 311	$ 407